Leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of finance lease receivable of lessor [line items]
Operating lease income	¥ 214	¥ 215	¥ 37,386
Additions to right-of-use assets	69,592	73,126
Interest expense on lease liabilities	6,548	6,836
Cash outflow for leases	95,342	103,580
Finance Income	12,114	13,602
IFRS 9 [member]
Disclosure of finance lease receivable of lessor [line items]
Accumulated allowance for net investment in the lease	¥ 670	¥ 795